SHAREHOLDERS' EQUITY - Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Number of Warrants
Beginning balance	617,277	827,164
Expired	(617,277)	(209,887)
Ending balance		617,277
Weighted Average Exercise Price
Beginning balance	$ 36.9	$ 45.8
Expired	$ 36.9	71.9
Ending balance		$ 36.9